                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  Dec. 31, 1999
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                               ------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 261-6888
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                February 11, 2000
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:               102
                                             ------------------

Form 13F Information Table Value Total:     $     116,906
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         Staley Capital Advisers, Inc.



                                                                                   TITLE                                  FAIR
                                                                                    OF                                   MARKET
    SHARES        ACRONYM                NAME OF ISSUER                            CLASS               CUSIP #            VALUE
-------------  ------------           --------------------                    --------------      ---------------    ---------------
   100,000     AW             ALLIED WASTE INDUSTRIES INC                           COM               019589308            881,250
     406       ALL            ALLSTATE CORP.                                        COM               020002101              9,761
     282       AIG            AMERICAN INTERNATIONAL GROUP                          COM               026874107             30,442
    1,668      AWK            AMERICAN WATER WORKS                                  COM               030411102             35,439
   275,900     APH            AMPHENOL CORP                                         COM               032095101         18,364,594
     688       ADM            ARCHER-DANIELS-MIDLAND CO.                            COM               039483102              8,342
    3,890      T              AT&T CORP.                                            COM               001957109            197,661
     100       ARC            ATLANTIC RICHFIELD CO.                                COM               048825103              8,650
    1,000      ADRE           AUDRE RECOGNITION SYS.                                COM               050904101                 60
     500       AUD            AUTOMATIC DATA PROCESSING                             COM               053015103             26,937
    2,200      BEL            BELL ATLANTIC CORP.                                   COM               077853109            135,437
    5,459      BLS            BELLSOUTH CORP.                                       COM               079860102            255,566
     519       BA             BOEING CO.                                            COM               097023105             21,506
    1,560      BMY            BRISTOL-MYERS SQUIBB CO.                              COM               110122108            100,132
    5,000      BNS            BROWN & SHARPE MFG. CO.                               COM               115223109             10,625
     168       CCC            CALGON CARBON CORP.                                   COM               129603106                987
     161       CHV            CHEVRON CORP.                                         COM               166751107             13,947
     530       C              CITIGROUP, INC.                                       COM               172967101             29,495
    55,000     COHO           COHO ENERGY, INC.                                     COM               192481109             23,650
    3,500      COL            COLUMBIA HCA HEALTHCARE                               COM               197677107            102,593
     490       COC/B          CONOCO INC. CL-B                                      COM               208251405             12,181
     161       CNRG           CONS NATURAL GAS CO.                                  COM               209615103             10,455
    20,000     CGX            CONSOLIDATED GRAPHICS, INC.                           COM               209341106            298,750
     247       CPH            DELPHI AUTOMOTIVE SYS. CORP.                          COM               247126105              3,890
     150       DOW            DOW CHEMICAL                                          COM               260543103             20,044
     474       DD             DU PONT E I DE NEMOUR & CO.                           COM               263534109             31,225
  1,637,850    DYNA           DYNATECH CORP                                         COM               268140100         11,055,487
     375       EK             EASTMAN KODAK COMPANY                                 COM               277461109             24,844
      64       EDS            ELECTRONIC DATA SYSTEMS CORP. NEW                     COM               285661104              4,284
     202       EQT            EQUITABLE RESOURCES INC.                              COM               294549100              6,742
    1,914      XOM            EXXON MOBILE CORPORATION                              COM               30231G102            154,178
   460,500     FSH            FISHER SCIENTIFIC INTL INC                            COM               338032204         16,635,562
    2,500      F              FORD MOTOR CO.                                        COM               345310100            133,281
     524       GTE            G T E CORPORATION                                     COM               362320103             36,975
    2,504      GE             GENERAL ELECTRIC CO.                                  COM               369604103            387,531
     354       GM             GENERAL MOTORS CORP.                                  COM               370442105             25,731
    10,000     HTI            HEARTLAND TECHNOLOGIES                                COM               421979105             30,000
     400       HON            HONEYWELL INTERNATIONAL INC.                          COM               438516106             23,075
     400       INTC           INTEL CORP.                                           COM               458140100             32,925
    1,028      JNJ            JOHNSON & JOHNSON                                     COM               478160104             95,816
    3,000      JPM            JP MORGAN & CO.                                       COM               616880100            379,875
   734,000     JPSP           JPS PACKAGING CO                                      COM               46623H102          2,179,062

                         Staley Capital Advisers, Inc.



                                                                                   TITLE                                  FAIR
                                                                                    OF                                   MARKET
    SHARES        ACRONYM                NAME OF ISSUER                            CLASS               CUSIP #            VALUE
-------------  ------------           --------------------                    --------------      ---------------    ---------------
     350       KMB            KIMBERLY CLARK CORP.                                  COM               494368103             22,903
    71,700     LUK            LEUCADIA NATIONAL CORP.                               COM               527288104          1,658,062
     479       LLY            LILLY ELI & CO.                                       COM               532457108             31,853
     240       LZ             LUBRIZOL CORPORATION                                  COM               549271104              7,410
     382       LU             LUCENT TECHNOLOGIES, INC.                             COM               549463107             28,675
    5,000      MAST           MASTECH CORP.                                         COM               57632N105            123,750
     800       MATW           MATTHEWS INTL.                                        COM               577128101             22,000
     750       MAY            MAY DEPARTMENT STORES CO.                             COM               577778103             24,187
     300       MCD            MCDONALD'S CORP.                                      COM               580135101             12,094
   290,800     MCK            MCKESSON HBOC                                         COM               58155Q103          6,543,000
      99       UMG            MEDIAONE GROUP INC.                                   COM               58440J104              7,604
    1,560      MRK            MERK & CO. INC.                                       COM               589331107            104,812
  1,168,400    MMG            METROMEDIA INTL. GROUP                                COM               591695101          5,549,900
     902       NCC            NATIONAL CITY CORP.                                   COM               635405103             21,365
     549       OKE            ONEOK INC.                                            COM               682680103             13,805
     200       PPG            P P G INDUSTRIES                                      COM               693506107             12,512
     281       PD             PHELPS DODGE CORPORATION                              COM               717265102             18,932
     450       MO             PHILIP MORRIS COMPANIES INC                           COM               718154107             10,350
     400       PNC            PNC BANK CORP.                                        COM               693475105             17,800
   627,600     PGI            POLYMER GROUP INC                                     COM               731745105         11,453,700
     400       RTN/B          RAYTHEON CO. NEW                                      COM               755111408             10,625
    1,599      RESP           RESPIRONICS, INC.                                     COM               761230101             12,742
     900       SLE            SARE LEE CORP.                                        COM               803111103             19,856
    4,049      SBC            SBC COMM. INC.                                        COM               78387G103            197,405
    4,150      SGP            SCHERING-PLOUGH CORP.                                 COM               806605101            175,840
   204,977     SCOT           SCOTTISH ANNUITY & LIFE HOLDINGS                      COM               002316664          1,678,246
    1,040      S              SEARS ROEBUCK & CO.                                   COM               812387108             31,590
     700       SBH            SMITHKLINE BEECHAM                                    COM               832378301             44,887
      50       SDH            SODEXHO MARRIOTT SVCS.                                COM               833793102                650
    2,000      STJ            ST. JUDE MEDICAL INC.                                 COM               790849103             61,375
    5,000      SPF            STANDARD PACIFIC CORP.                                COM               85375C101             55,000
     242       TX             TEXACO INC.                                           COM               881694103             13,144
     632       TXU            TEXAS UTILITIES CO.                                   COM               882848104             22,466
    12,539     TDHC           THERMADYNE HOLDINGS CORP NEW                          COM               883435208            244,510
   250,000     TWLB           TWINLAB CORP                                          COM               901774109          1,984,375
    25,000     TYC            TYCO INTERNAT.                                        COM               902124106            975,000
  2,058,500    OFIS           U S OFFICE PRODUCTS CO                                COM               912325305          6,432,812
     399       UCL            UNOCAL CORP.                                          COM               915289102             13,391
     800       VRSN           VERISIGN INC.                                         COM               92343E102            152,750
     220       VOD            VODAFONE AIRTOUCH PLC                                 ADR               92857T107             10,890
   504,300     WMI            WASTE MGMT. INC                                       COM               94106L109          8,667,656

                         Staley Capital Advisers, Inc.



                                                                                   TITLE                                  FAIR
                                                                                    OF                                   MARKET
    SHARES        ACRONYM                NAME OF ISSUER                            CLASS               CUSIP #            VALUE
-------------  ------------           --------------------                    --------------      ---------------    ---------------
     400       WFC            WELLS FARGO COMPANY                                   COM               949746101             16,175
    90,000     BTO            JOHN HANCOCK BANK & THRIFT                            COM               409735107            759,375
    57,000     APF            MORGAN STANLEY ASIA PACIFIC                           COM               617444106            673,312
    77,000     AAT            ALL AMERICAN TERM TRUST INC.                          COM               016440109            909,562
   128,479     BTM            BLACKROCK 2001 TERM                                   COM               092477108          1,132,225
    5,749      BKT            BLACKROCK INCOME TRUST                                COM               09247F100             33,055
    21,673     BNA            BLACKROCK NORTH AMERICAN GOVT.                        COM               092475102            197,767
   310,989     BGT            BLACKROCK STRATEGIC TERM                              COM               09247P108          2,740,590
   222,882     BTT            BLACKROCK TARGET TERM                                 COM               092476100          2,145,240
    7,749      KMM            KEMPER MULTI-MARKET                                   COM               48842B106             61,508
   515,607     MIN            MFS INTERMEDIATE INCOME TRUST                         COM               55273C107          3,125,866
    28,639     MMT            MFS MULTI MARKET INCOME                               COM               552737108            157,513
    20,174     PCM            PIMCO COMMERC. MORTGAGE                               COM               693388100            242,092
   491,571     PIM            PUTNAM MASTER INTERM. INCOME                          COM               746909100          2,918,704
    48,314     SGL            STRATEGIC GLOBAL INCOME                               COM               862719101            483,138
   252,282     TMT            TCW/DW TERM TRUST 2003                                COM               87234U108          2,270,536
    27,123     NPY            NUVEEN PA. PREMIUM INCOME                             COM               67061F101            325,471
    18,500     VPV            VAN KAMPEN PA. VALUE                                  COM               92112T108            219,687
    8,200      HTL            HEARTLAND PARTNERS LP                                 COM               422357103            166,050

                                                                                                        TOTAL          116,906,777